SCHEDULE OF MATURITY ANALYSIS UNDER LEASE AGREEMENTS (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right To Use Assets And Lease Liability
Year ended December 31, 2024	$ 278
Year ended December 31, 2024	106	$ 370
Year ended December 31, 2025		106
Total	384	476
Less: Present value discount	(16)	(24)
Lease liability	$ 368	$ 452	$ 765